SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property Plant And Equipment Useful Life
Property and equipment are stated at cost, net of accumulated depreciation using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule Of Amortization Rate Of Other Intangible Assets	The weighted average annual rates for other intangible assets are as follows:
%

Technology	15%
Customer relationships	14%

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
The fair value of each option granted in 2011, 2012 and 2013 using the Binomial model, is estimated on the date of grant with the following assumptions:

	Year ended December 31,
	2011	2012	2013

Contractual life	6 years	6 years	6 years
Expected exercise factor (weighted average)	2.5	2.8	1.5-2
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	70%	60%	54.29%
Risk-free interest rate	0.1%-1.2%	0.2%-1.0%	1.52%